Subsequent Events (Tables)	9 Months Ended
Sep. 30, 2019
Subsequent Events [Abstract]
Schedule of Authorized Number of Shares	The authorized number of shares of the Company has also been reduced, as follows:
Common Shares authorized:	60,000,000, $0.001 par value
Preferred Shares authorized:	337,500, $0.001 par value